SHARE CAPITAL (Options and Warrants Issued to Non-Employees) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified					0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 14, 2012	Jan. 31, 2010	Apr. 11, 2011 Warrants granted to non-employees [Member]	Oct. 31, 2013 Warrants granted to non-employees [Member]	Dec. 31, 2013 Non-employee Stock Option Plans [Member]
Stockholders' Equity [Line Items]
Unrecognized compensation cost
Warrants granted					1,167	15,000
Warrants issued to purchase ordinary shares				21,084	1,167	15,000
Common stock, par value per share	$ 0.6	$ 0.6	$ 0.04
Expiration period					4 years